Expense Example - Pro-Blend(R) Conservative Term Series	Mar. 01, 2021 USD ($)
CLASS L
Expense Example:
Expense Example, with Redemption, 1 Year	$ 158
Expense Example, with Redemption, 3 Years	490
Expense Example, with Redemption, 5 Years	845
Expense Example, with Redemption, 10 Years	1,845
CLASS Z
Expense Example:
Expense Example, with Redemption, 1 Year	50
Expense Example, with Redemption, 3 Years	157
Expense Example, with Redemption, 5 Years	274
Expense Example, with Redemption, 10 Years	616
CLASS R
Expense Example:
Expense Example, with Redemption, 1 Year	106
Expense Example, with Redemption, 3 Years	331
Expense Example, with Redemption, 5 Years	574
Expense Example, with Redemption, 10 Years	1,271
CLASS S
Expense Example:
Expense Example, with Redemption, 1 Year	89
Expense Example, with Redemption, 3 Years	278
Expense Example, with Redemption, 5 Years	482
Expense Example, with Redemption, 10 Years	1,073
CLASS I
Expense Example:
Expense Example, with Redemption, 1 Year	61
Expense Example, with Redemption, 3 Years	192
Expense Example, with Redemption, 5 Years	335
Expense Example, with Redemption, 10 Years	750
Class W
Expense Example:
Expense Example, with Redemption, 1 Year	9
Expense Example, with Redemption, 3 Years	29
Expense Example, with Redemption, 5 Years	51
Expense Example, with Redemption, 10 Years	$ 115